Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled - Summary of Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled (Detail) - ARS ($)
$ in Thousands
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [line items]
Cash and deposits in banks		$ 2,690,638,558	$ 2,619,925,301	[1]	$ 1,695,935,607
Debt securities at fair value through profit or loss		842,993,411	3,815,466,650	[1]
Derivative financial instruments		19,283,771	28,621,262	[1]
Repo transactions and securities - guaranteed	[1]		1,340,514,525
Other financial assets		548,143,243	438,535,416	[1]
Loans and other financing		5,801,660,825	3,993,039,837	[1]
Other debt securities		3,125,868,874	938,418,588	[1]
Financial assets delivered as guarantee		247,095,642	289,388,445	[1]
Equity instruments at fair value through profit or loss		8,721,010	6,998,576	[1]
Deposits		8,422,705,887	7,339,158,200	[1]
Liabilities at fair value through profit or loss		7,183,451	30,106,856	[1]
Derivative financial instruments		1,321,602	6,179,869	[1]
Repo transactions		18,956,694	51,395,109	[1]
Other financial liabilities		1,031,875,594	815,507,243	[1]
Financing received from the BCRA and other financial institutions		43,472,692	43,115,043	[1]
Issued corporate bonds		14,789,758	128,184,411	[1]
Subordinated corporate bonds		417,675,451	714,760,748	[1]
Total liabilities		10,055,572,585	9,524,693,376
Without due date [member]
Disclosure Of Financial Assets And Liabilities [line items]
Cash and deposits in banks		2,690,638,558	2,619,925,301
Other financial assets		95,428,881	114,801,198
Loans and other financing	[2]	1,440,603	17,082,453
Financial assets delivered as guarantee		224,068,960	223,086,552
Equity instruments at fair value through profit or loss		8,721,010	6,998,576
Total assets		3,020,298,012	2,981,894,080
Deposits		5,499,577,756	3,656,082,529
Total liabilities		5,499,577,756	3,656,082,529
Up to 1 month [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss		18,497,280	2,800,224
Derivative financial instruments		17,589,940	17,285,994
Repo transactions and securities - guaranteed			1,340,514,525
Other financial assets		397,877,120	196,970,288
Loans and other financing	[2]	2,255,820,613	1,992,141,436
Other debt securities		71,671,504	95,164,610
Financial assets delivered as guarantee		23,026,682	66,301,893
Total assets		2,784,483,139	3,711,178,970
Deposits		2,411,189,287	3,197,851,730
Liabilities at fair value through profit or loss		7,183,451	30,106,856
Derivative financial instruments		288,116	1,681,314
Repo transactions		18,956,694	51,395,109
Other financial liabilities		1,008,970,469	789,529,423
Financing received from the BCRA and other financial institutions		18,535,917	20,043,552
Issued corporate bonds			754
Total liabilities		3,465,123,934	4,090,608,738
Over 1 month and up to 3 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss		146,114,564	528,590,405
Derivative financial instruments		817,939	7,375,073
Other financial assets		98,792	33,575
Loans and other financing	[2]	596,862,426	479,258,663
Other debt securities		422,103,164	594,433
Total assets		1,165,996,885	1,015,852,149
Deposits		359,993,288	300,540,316
Derivative financial instruments		451,131	2,273,199
Other financial liabilities		2,339,698	2,356,431
Financing received from the BCRA and other financial institutions		16,520,632	7,862,916
Issued corporate bonds		49,843	4,713
Total liabilities		379,354,592	313,037,575
Over 3 months and up to 6 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss		444,233,408	1,351,267,778
Derivative financial instruments		875,892	3,960,195
Other financial assets		8,426,028	6,472,209
Loans and other financing	[2]	676,269,045	376,563,735
Other debt securities		69,369,737	95,839,213
Total assets		1,199,174,110	1,834,103,130
Deposits		89,284,586	97,200,197
Derivative financial instruments		417,060	283,932
Other financial liabilities		1,876,391	2,251,308
Financing received from the BCRA and other financial institutions		7,963,385	966,976
Issued corporate bonds			27,933,604
Subordinated corporate bonds		6,353,264	12,464,365
Total liabilities		105,894,686	141,100,382
Over 6 months and up to 12 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss		50,299,179	1,817,458,543
Loans and other financing	[2]	671,504,237	342,261,281
Other debt securities		65,265,628	123,794,041
Total assets		787,069,044	2,283,513,865
Deposits		62,521,235	87,058,861
Derivative financial instruments		165,295	1,941,424
Other financial liabilities		2,826,466	3,916,678
Financing received from the BCRA and other financial institutions		95,037
Issued corporate bonds		14,739,915	88,342,165
Total liabilities		80,347,948	181,259,128
Total up to 12 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss		659,144,431	3,700,116,950
Derivative financial instruments		19,283,771	28,621,262
Repo transactions and securities - guaranteed			1,340,514,525
Other financial assets		406,401,940	203,476,072
Loans and other financing	[2]	4,200,456,321	3,190,225,115
Other debt securities		628,410,033	315,392,297
Financial assets delivered as guarantee		23,026,682	66,301,893
Total assets		5,936,723,178	8,844,648,114
Deposits		2,922,988,396	3,682,651,104
Liabilities at fair value through profit or loss		7,183,451	30,106,856
Derivative financial instruments		1,321,602	6,179,869
Repo transactions		18,956,694	51,395,109
Other financial liabilities		1,016,013,024	798,053,840
Financing received from the BCRA and other financial institutions		43,114,971	28,873,444
Issued corporate bonds		14,789,758	116,281,236
Subordinated corporate bonds		6,353,264	12,464,365
Total liabilities		4,030,721,160	4,726,005,823
Over 12 months and up to 24 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss		78,820,174	40,915,553
Other financial assets			75,152
Loans and other financing	[2]	643,678,478	291,331,493
Other debt securities		29,452,264	550,325,147
Total assets		751,950,916	882,647,345
Deposits		127,992	415,201
Other financial liabilities		4,600,584	5,855,529
Financing received from the BCRA and other financial institutions		183,346	13,913,188
Issued corporate bonds			11,903,175
Subordinated corporate bonds		411,322,187
Total liabilities		416,234,109	32,087,093
Over 24 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss		105,028,806	74,434,147
Other financial assets		46,312,422	120,182,994
Loans and other financing	[2]	956,085,423	494,400,776
Other debt securities		2,468,006,577	72,701,144
Total assets		3,575,433,228	761,719,061
Deposits		11,743	9,366
Other financial liabilities		11,261,986	11,597,874
Financing received from the BCRA and other financial institutions		174,375	328,411
Subordinated corporate bonds			702,296,383
Total liabilities		11,448,104	714,232,034
Total over 12 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss		183,848,980	115,349,700
Other financial assets		46,312,422	120,258,146
Loans and other financing	[2]	1,599,763,901	785,732,269
Other debt securities		2,497,458,841	623,026,291
Total assets		4,327,384,144	1,644,366,406
Deposits		139,735	424,567
Other financial liabilities		15,862,570	17,453,403
Financing received from the BCRA and other financial institutions		357,721	14,241,599
Issued corporate bonds			11,903,175
Subordinated corporate bonds		411,322,187	702,296,383
Total liabilities		$ 427,682,213	$ 746,319,127

[1]	See Note 3.
[2]	The amounts included in “without due date” are related to the non-performing portfolio.